Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summaryof Significant Accounting Policies Details Line Items
Federal deposit insurance (in Dollars)	$ 250,000
Cash held in the trust account (in Dollars)	$ 183,300,000	$ 350,000,000
Shares subject to possible redemption	17,264,702	34,500,000
Proceeds from Sale of Restricted Investments	$ 180,870,897
Accounts receivable, allowance for credit loss	0
Other Asset Impairment Charges	0	$ 748,304
One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details Line Items
Revenues	6,008,988	7,921,152
Minimum operating reserve	250,000
Amortization	29,296	29,296
Property, plant and equipment, income on lease	$ 5,489,857	986,992
Electric Generation Equipment [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details Line Items
Property, plant and equipment, useful life	20 years
Land Improvements [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details Line Items
Property, plant and equipment, useful life	15 years
Electrical Infrastructure [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details Line Items
Property, plant and equipment, useful life	5 years
Equipment [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details Line Items
Property, plant and equipment, useful life	5 years
Vehicles [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details Line Items
Property, plant and equipment, useful life	5 years
Office Equipment [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details Line Items
Property, plant and equipment, useful life	5 years
Software Development [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details Line Items
Property, plant and equipment, useful life	3 years
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details Line Items
Number of concentration risk customer.	three
Nonrecourse [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details Line Items
Secured long-term debt, noncurrent	$ 14,474,696	14,685,942
Maximum [Member] | Building and Building Improvements [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details Line Items
Property, plant and equipment, useful life	30 years
Maximum [Member] | Condition One [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details Line Items
Common stock held by non affiliates		250,000,000
Revenues		100,000,000
Maximum [Member] | Condition Two [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details Line Items
Common stock held by non affiliates		$ 700,000,000
Minimum [Member] | Building and Building Improvements [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details Line Items
Property, plant and equipment, useful life	20 years
Minimum [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details Line Items
Conentration risk, percentage	10.00%
Extraordinary General Meeting Held To Extend The Date By Which Business Combination Shall be Consummated [Member]
Summaryof Significant Accounting Policies Details Line Items
Temporary Equity, Redemption Price Per Share	$ 10.49
Proceeds from Sale of Restricted Investments	$ 180,900,000
Class A Ordinary Shares [Member]
Summaryof Significant Accounting Policies Details Line Items
Purchase an aggregate of shares	15,558,333
Temporary Equity, Redemption Price Per Share	$ 10.61	$ 10.14
Proceeds from Sale of Restricted Investments	$ 180,900,000
Temporary Equity Stock Shares Subject To Redemption Shares	17,235,298	17,235,298